Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary share par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary share authorized (in Shares)	[1]	6,048,387,097	6,048,387,097
Ordinary share issued (in Shares)	[1]	578,064	17,399
Ordinary share outstanding (in Shares)	[1]	578,064	17,399
Class B Ordinary Shares
Ordinary share par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary share authorized (in Shares)	[1]	672,043,010	672,043,010
Ordinary share issued (in Shares)	[1]	3,361	3,361
Ordinary share outstanding (in Shares)	[1]	3,361	3,361

[1]	Retroactively restated for the effect of the 1-for-8 share consolidation effected on March 2, 2026, the 1-for-31 share consolidation effected on June 8, 2026, the 1-for-3 share consolidation effected on June 29, 2026, and the 1-for-2 share consolidation and capital reduction effected on September 28, 2026.